COLUMBIA TAX-MANAGED GROWTH FUND II
                                  (The "Fund")
               SUPPLEMENT TO THE PROSPECTUSES DATED MARCH 1, 2005


         The Board of Trustees of the Fund has approved a proposal to reorganize the Fund into Columbia Tax-Managed Growth Fund (the "Acquiring Fund"), subject to approval by shareholders of the Fund. If shareholders of the Fund approve the proposal relating to the reorganization of the Fund, all of the assets of the Fund will be transferred to the Acquiring Fund and shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares. Shareholders of the Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders currently expected to be held in the third quarter of 2005. If approved at the special meeting, the reorganization is proposed to take place within a reasonable time thereafter.

         The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Acquiring Fund, nor is it a solicitation of any proxy. For more information regarding the Acquiring Fund, or to receive a free copy of a prospectus/proxy statement relating to a proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganizations has been filed with the Securities and Exchange Commission and become effective, please call 1-800-345-6611 or visit the Fund's website at www.columbiafunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/information statement carefully before making any investment decisions.

709-36/808U-0305                                             March 18, 2005

                         COLUMBIA TAX-MANAGED VALUE FUND
                                  (The "Fund")
               SUPPLEMENT TO THE PROSPECTUSES DATED MARCH 1, 2005


         The Board of Trustees of the Fund has approved a proposal to reorganize the Fund into Columbia Growth & Income Fund (the "Acquiring Fund"), subject to approval by shareholders of the Fund. If shareholders of the Fund approve the proposal relating to the reorganization of the Fund, all of the assets of the Fund will be transferred to the Acquiring Fund and shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares. Shareholders of the Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders currently expected to be held in the third quarter of 2005. If approved at the special meeting, the reorganization is proposed to take place within a reasonable time thereafter.

         The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Acquiring Fund, nor is it a solicitation of any proxy. For more information regarding the Acquiring Fund, or to receive a free copy of a prospectus/proxy statement relating to a proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganizations has been filed with the Securities and Exchange Commission and become effective, please call 1-800-345-6611 or visit the Fund's website at www.columbiafunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/information statement carefully before making any investment decisions.


708-36/805U-0305                                               March 18, 2005